UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to March 31, 2006

Item 1:                                                          Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments - March 31, 2006 (unaudited)

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-90.02%

Israel-88.38%

Aerospace/Defense - Equipment-0.72%
Elbit Systems Ltd.	23,000	$536,226

Airlines-0.18%
EL AL Israel Airlines†	174,089	134,583

Banking-11.60%
Bank Hapoalim Ltd.	920,000	4,253,803
Bank Leumi Le-Israel Ltd.	1,035,000	3,742,929
United Mizrahi Bank Ltd.†	110,000	638,443
		8,635,175
Building - Heavy Construction-0.99%
Housing & Construction Holdings Ltd.†	1,000,000	736,074

Chemicals-7.24%
Israel Chemicals Ltd.	960,000	3,398,988
Makhteshim-Agan Industries Ltd.	385,001	1,990,350
		5,389,338
Computer Data Security-5.06%
Check Point Software Technologies Ltd.†	188,100	3,765,762

Computer Software-0.99%
Formula Systems (1985) Ltd.†	72,500	735,089

Conglomerates-5.78%
Albad Massuot Yitzhak Ltd.	45,000	396,906
Discount Investment Corporation	33,500	746,881
Elco Holdings Ltd.	97,391	913,394
IDB Development Corporation Ltd.	44,001	1,224,606
IDB Holding Corporation Ltd.†	42,251	949,734
Koor Industries Ltd.†	1,500	75,639
		4,307,160
Construction-0.13%
Bayside Land Corporation Ltd.	600	97,829

Diversified Operations-1.48%
Clal Industries Ltd.	115,000	559,743
Elbit Medical Imaging Ltd.†	7,001	130,204
Macpell Industries Ltd.†	116,074	99,425
Plasson Ltd.	17,500	309,088
		1,098,460
Electronic Components/Semiconductors-0.37%
Telsys Ltd.	50,000	278,313

Electronics/Electrical Equipment-1.84%
Camtek Ltd.†	29,400	143,766
Electra Consumer Products Ltd.†	52,000	322,620
Electra (Israel) Ltd.†	8,300	690,422
Nisko Industries (1992) Ltd.†	32,500	212,875
		1,369,683
Financial Services-1.89%
F.I.B.I. Holdings Ltd.†	31,499	465,303
Gachelet Investments Co., Ltd.	81,333	940,773
		1,406,076
Food & Beverages-0.20%
Blue Square Chain Investments & Properties Ltd.†	9,209	88,088
Gan Shmuel Food Industries	16,940	63,014
		151,102
Food-Retail-0.37%
Supersol Ltd.†	100,000	274,633

Industrial Technology-2.21%
Orbotech, Ltd.†	66,755	1,644,176

Insurance-7.50%
Clal Insurance Enterprise Holdings Ltd.	40,000	786,904
Harel Insurance Investments Ltd.	116,905	4,797,843
		5,584,747
Internet Software-2.04%
Aladdin Knowledge Systems†	18,800	422,060
MIND C.T.I. Ltd.	72,200	224,542
RADWARE Ltd.†	49,300	869,159
		1,515,761
Investment & Holding Companies-0.87%
Ampal-American Israel Corp., Class A	135,000	614,250
The Renaissance Fund LDC† ‡	60	31,021
		645,271
Metal Products-0.14%
Klil Industries Ltd.†	18,654	104,760

Mortgage Banking-4.05%
Discount Mortgage Bank Ltd.†	9,500	1,132,644
Israel Discount Bank Ltd., Class A†	1,000,000	1,883,879
		3,016,523
Paper & Related Products-0.35%
American Israeli Paper Mills Ltd.	6,089	260,444

Pharmaceuticals-13.43%
DeveloGen AG† *	497	105,265
Perrigo Co.†	126,000	2,031,214
Teva Pharmaceutical Industries Ltd., ADR	190,900	7,861,262
		9,997,741
Real Estate Operations/Development-1.53%
Industrial Buildings Corporation Ltd.	200,001	300,095
Property & Building Corporation Ltd.	8,101	841,860
		1,141,955
Semiconductor & Related Technology-1.11%
DSP Group Inc.†	28,500	826,785

Telecommunications-7.25%
AudioCodes Ltd.†	35,000	483,700
Bezeq Israeli Telecommunication Corporation Ltd.	2,900,000	3,777,823
ECI Telecom Ltd.†	45,564	516,240
NICE Systems Ltd., ADR†	12,100	616,616
		5,394,379
Trading Companies-0.74%
Rapac Electronics Ltd.	116,278	356,621
Rapac Technologies (2000) Ltd.	30,000	194,020
		550,641
Transportation Services-0.66%
Dan Vehicle & Transportation	100,000	494,541

Venture Capital-7.66%
ABS GE Capital Giza Fund, L.P.† ‡	1,250,001	225,188
Advent Israel (Bermuda) L.P.† ‡	1,682,293	75,015
BPW Israel Ventures LLC† ‡	1,674,588	1,040,390
Concord Ventures II Fund L.P.† ‡	1,880,000	603,959
Delta Fund I, L.P.† ‡	220,440	119,009
Formula Ventures L.P.† ‡	1,000,000	81,300
Giza GE Venture Fund III L.P.† ‡	1,150,000	701,569
K.T. Concord Venture Fund L.P.† ‡	1,000,000	604,269
Neurone Ventures II, L.P.† ‡	536,184	214,741
Pitango Fund II LLC† ‡	1,000,000	217,549
SVE Star Ventures Enterprises GmbH & Co. No. IX KG† ‡	1,500,000	875,010
Walden-Israel Ventures, L.P.† ‡	500,000	50,205
Walden-Israel Ventures III, L.P.† ‡	953,563	898,332
		5,706,536
Total Israel
(Cost $48,045,376)		65,799,763

Global-1.64%

Venture Capital-1.64%
Emerging Markets Ventures I L.P. (Cost $1,279,008)† ‡	2,237,292	1,218,854

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $49,324,384)		67,018,617

	Principal Amounts (000’s)
SHORT-TERM INVESTMENT-10.37%

GRAND CAYMAN-10.37%
Wachovia Bank, overnight deposit, 3.90%, 04/03/06**
(Cost $7,726,000)	$7,726	7,726,000

Total Investments-100.39%
(Cost $57,050,384)		74,744,617

Liabilities in Excess of Cash and Other
Assets-(0.39)%		(292,519)

NET ASSETS-100.00%		$74,452,098

†                            Non-income producing security.

‡                            Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#                           As of March 31, 2006, the aggregate amount of open commitments for the Fund is $2,284,558.

*                           Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**                    Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

ADR       American Depository Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. At March 31, 2006, the Fund held 9.48% of its net assets in securities value at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $12,358,953 and a fair value of $7,061,676. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Units/Shares	Acquisition Date(s)	Cost	Fair Value At 03/31/06	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$1,009,773	$225,188	$0.18	0.30%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,835,404	75,015	0.04	0.10%	3,851,769	—

BPW Israel Ventures LLC	1,674,588	10/05/00 - 12/09/05	1,265,622	1,040,390	0.62	1.40%	—	$625,412

Concord Ventures II Fund L.P.	1,880,000	03/29/00 - 07/11/05	1,307,560	603,959	0.32	0.81%	75,777	120,000

Delta Fund I, L.P.	220,440	11/15/00 - 09/09/05	157,471	119,009	0.54	0.16%	45,794	30,000

Emerging Markets Ventures I L.P.	2,226,890	01/22/98 - 06/30/05	1,269,899	1,213,187	0.54	1.63%
	10,402	01/10/06	9,109	5,667	0.54	0.01%
	2,237,292		1,279,008	1,218,854		1.64%	1,208,504	262,708

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	228,948	81,300	0.08	0.11%	275,968	—

Giza GE Venture Fund III L.P.	1,125,000	1/31/00 - 08/10/05	776,083	686,318	0.61	0.92%
	25,000	03/02/06	24,679	15,251	0.61	0.02%
	1,150,000		800,762	701,569		0.94%	118,145	100,000

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	788,287	604,269	0.60	0.81%	329,701	—

Neurone Ventures II, L.P.	536,184	11/24/00 - 08/15/05	291,557	214,741	0.40	0.29%	39,421	225,000

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	536,638	217,549	0.22	0.29%	1,115,588	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,250,000	12/21/00 - 08/09/04	933,905	729,175	0.58	0.98%
	250,000	03/30/05	243,284	145,835	0.58	0.20%
	1,500,000		1,177,189	875,010		1.18%	—	500,000

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	213,193	31,021	517.10	0.04%	567,308	—

Walden-Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	282,752	50,205	0.10	0.07%	442,280	—

Walden-Israel Ventures III, L.P.	864,188	02/23/01 - 11/22/05	703,414	814,134	0.94	1.09%
	89,375	03/29/06	89,375	84,198	0.94	0.11%
	953,563		792,789	898,332		1.20%	24,949	421,438

Total			$11,966,953	$6,956,411		9.34%	$9,700,702	$2,284,558

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $57,140,458, $26,231,778, ($8,627,619) and $17,604,159, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	May 26, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2006